Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Share capital	Share premium	Share-based payment reserve	Retained earnings	Foreign exchange revaluation reserve	Equity attributable to owners of the parent company	Non- controlling Interest	Total
Beginning balance at Dec. 31, 2018	$ 10	$ 76,833	$ 7,302	$ (142,418)	$ 7,789	$ (50,484)		$ (50,484)
Loss for the financial year				(140,287)		(140,287)		(140,287)
Currency translation differences					(9,693)	(9,693)		(9,693)
Equity issuance costs		(11,048)				(11,048)		(11,048)
Equity-settled share-based payment transactions			7,966			7,966		7,966
Issuance of shares	3	377,270				377,273		377,273
Effect of share redenomination		70				70		70
Ending balance at Dec. 31, 2019	13	443,125	15,268	(282,705)	(1,904)	173,797		173,797
Loss for the financial year				(186,799)		(186,799)	$ (1,231)	(188,030)
Currency translation differences					3,579	3,579		3,579
Conversion of convertible debt		30,189				30,189		30,189
Equity-settled share-based payment transactions			16,917			16,917		16,917
Issuance of shares		11,907				11,907		11,907
Ending balance at Dec. 31, 2020	13	485,221	32,185	(469,504)	1,675	49,590	(1,231)	48,359
Loss for the financial year				(368,482)		(368,482)	(6,029)	(374,511)
Currency translation differences					(1,702)	(1,702)		(1,702)
Issuance of shares in the Merger and PIPE financing	2	347,021				347,023		347,023
Fair value of non-controlling interests upon consolidation							64,274	64,274
Acquisition of non-controlling interests		51,033				51,033	$ (57,014)	(5,981)
Equity issuance costs		(32,787)				(32,787)		(32,787)
Conversion of convertible debt	1	69,999				70,000		70,000
Equity issued as consideration for acquisitions		2,349				2,349		2,349
Equity-settled share-based payment transactions			48,186			48,186		48,186
Issuance of shares in connection with option exercises		61				61		61
Ending balance at Dec. 31, 2021	$ 16	$ 922,897	$ 80,371	$ (837,986)	$ (27)	$ 165,271		$ 165,271